other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2017
other comprehensive income
Schedule of other comprehensive income

											Item never
											reclassified
	Items that may subsequently be reclassified to income										to income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(i))								Change in
	Derivatives used to manage currency risk			Derivatives used to manage other price risk				Cumulative	unrealized fair
(millions)	Gains (losses) arising	Prior period (gains) losses transferred to net income	Total	Gains (losses) arising	Prior period (gains) losses transferred to net income	Total	Total	foreign currency translation adjustment	value of available-for- sale financial assets	Accumulated other comp. income	Employee defined benefit plans re-measurements	Other comp. income
Accumulated balance as at January 1, 2016			$6			$(6)	$—	$43	$16	$59
Other comprehensive income (loss)
Amount arising	$(66)	$29	(37)	$19	$(8)	11	(26)	5	—	(21)	$—	$(21)
Income taxes	$(18)	$9	(9)	$5	$(2)	3	(6)	—	—	(6)	—	(6)

Net			(28)			8	(20)	5	—	(15)	$—	$(15)

Accumulated balance as at December 31, 2016			(22)			2	(20)	48	16	44
Other comprehensive income (loss)
Amount arising	$(132)	$151	19	$24	$(17)	7	26	5	(13)	18	$(234)	$(216)
Income taxes	$(21)	$27	6	$6	$(5)	1	7	—	(2)	5	(62)	(57)

Net			13			6	19	5	(11)	13	$(172)	$(159)

Accumulated balance as at December 31, 2017			$(9)			$8	$(1)	$53	$5	$57

Attributable to:
Common Shares										$51
Non-controlling interests										6

										$57